Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

Balance as of December 31, 2021	$–
Finite-Lived intangible assets	659,571
Dossier fee additions	121,807
Balance at December 31, 2022	781,378
Less accumulated amortization	(4,522)
Finite-lived intangible assets, net at December 31, 2022	$776,856

Balance as of December 31, 2022	$776,856
Dossier fee additions	710,372
Balance at December 31, 2023	1,487,228
Less accumulated amortization	(42,969)
Finite-lived intangible assets, net at December 31, 2023	$1,444,259

Schedule of estimated amortization expense

2024	$59,745
2025	59,745
2026	58,541
2027	19,041
2028	9,985